Goodwill, Software and Other Intangible Assets - Schedule of Components of Finite-lived Software and Other Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 2,830
Balance at end of year	2,894
Software [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	2,624	$ 2,515
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	5,705
Additions	719
Disposals	(67)
Adjustments	3
Balance at end of year	6,360
Software [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(3,190)
Amortization and impairment	615
Disposals	67
Adjustments	(2)
Balance at end of year	(3,736)
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	5	10
Core deposit intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	53
Disposals	(20)
Adjustments	1
Balance at end of year	34
Core deposit intangibles [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(43)
Amortization and impairment	5
Disposals	20
Adjustments	1
Balance at end of year	(29)
Contract based [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	1	2
Contract based [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	11
Balance at end of year	11
Contract based [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(9)
Amortization and impairment	1
Balance at end of year	(10)
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	148	187
Customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	381
Disposals	(4)
Adjustments	1
Balance at end of year	378
Customer relationships [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(194)
Amortization and impairment	39
Disposals	4
Adjustments	1
Balance at end of year	(230)
Finite Life Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	2,778	$ 2,714
Finite Life Intangible Assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	6,150
Additions	719
Disposals	(91)
Adjustments	5
Balance at end of year	6,783
Finite Life Intangible Assets [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(3,436)
Amortization and impairment	660
Disposals	91
Balance at end of year	$ (4,005)